Operating Segment Information - Individual Customers Accounting for at least 10% of Operating Revenues (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Major Customers [Line Items]
Operating revenues	$ 232,302,584	$ 7,084,556	$ 222,533,000	$ 278,705,264
Customer concentration risk [member] | Wafer fabrication [member] | Customer A [member]
Disclosure of Major Customers [Line Items]
Operating revenues	$ 24,180,535
Customer concentration risk [member] | Wafer fabrication [member] | Customer B [member]
Disclosure of Major Customers [Line Items]
Operating revenues			$ 29,242,973